Document and Entity Information	Nov. 09, 2020
Prospectus:
Document Type	497
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 09, 2020
Document Effective Date	Nov. 09, 2020
Prospectus Date	Aug. 23, 2020
Direxion Moonshot Innovators ETF | Direxion Moonshot Innovators ETF
Prospectus:
Trading Symbol	MOON